United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00179

                         Central Securities Corporation
               (Exact name of registrant as specified in charter)
                           630 Fifth Avenue, Suite 820
                              New York, N.Y. 10111
                    (Address of principal executive offices)

Registrant's telephone number including area code: 212-698-2020

Date of fiscal year end:  December 31
Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

                         CENTRAL SECURITIES CORPORATION
                            Statement of Investments
                                 March 31, 2008
                                   (Unaudited)

                           PORTFOLIO SECURITIES 94.0%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

Prin. Amt.
or Shares                                                              Value
----------                                                          ------------
            Banking and Finance 8.4%
   825,475    The Bank of New York Mellon Corporation.............. $ 34,447,072
   340,000    Capital One Financial Corporation....................   16,734,800
                                                                    ------------
                                                                      51,181,872
                                                                    ------------
            Business Services 0.2%
    75,000    Heritage-Crystal Clean Inc. (a)......................    1,173,750
                                                                    ------------
            Chemicals 1.3%
   150,000    Rohm and Haas Company................................    8,112,000
                                                                    ------------
            Communications 0.7%
 1,005,000    Arbinet-thexchange, Inc. (a).........................    4,200,900
                                                                    ------------
            Electronics 18.5%
   942,400    Agilent Technologies, Inc. (a).......................   28,111,792
   430,000    Analog Devices, Inc..................................   12,693,600
   850,000    Coherent, Inc. (a)...................................   23,706,500
   630,000    Flextronics International Inc. (a)...................    5,915,700
   900,000    Intel Corporation....................................   19,062,000
   350,000    Motorola, Inc........................................    3,255,000
 1,000,000    Radisys Corporation (a)..............................   10,090,000
 3,000,000    Sonus Networks, Inc. (a).............................   10,320,000
                                                                    ------------
                                                                     113,154,592
                                                                    ------------
            Energy 17.2 %
   375,000    Berry Petroleum Company Class A......................   17,433,750
   200,000    Devon Energy Corporation.............................   20,866,000
 1,900,000    GeoMet, Inc. (a).....................................   12,654,000
   650,000    McMoRan Exploration Co. (a)..........................   11,238,500
   410,000    Murphy Oil Corporation...............................   33,677,400
   320,000    Nexen Inc............................................    9,475,200
                                                                    ------------
                                                                     105,344,850
                                                                    ------------
            Health Care 1.1%
   110,000    Abbott Laboratories..................................    6,066,500
   170,000    Vical Inc. (a).......................................      598,400
                                                                    ------------
                                                                       6,664,900
                                                                    ------------
            Information Technology Services 8.8%
 1,730,800    Convergys Corporation................................   26,065,848
   970,000    The TriZetto Group, Inc. (a).........................   16,189,200
   700,000    Xerox Corporation....................................   10,479,000
                                                                    ------------
                                                                      52,734,148
                                                                    ------------

Prin. Amt.
 or Shares                                                              Value
----------                                                          ------------
             Insurance 23.8%
   100,000     American International Group, Inc...................   $4,325,000
    10,000     Erie Indemnity Co. Class A..........................      511,900
    70,000     The Plymouth Rock Company, Inc.
                   Class A (b)(c)(d)...............................  140,000,000
     2,000     White Mountains Insurance Group.....................      960,000
                                                                    ------------
                                                                     145,796,900
                                                                    ------------
             Manufacturing 12.9%
   875,600     Brady Corporation Class A...........................   29,271,308
   150,000     Carlisle Companies Inc..............................    5,016,000
   400,000     Dover Corporation...................................   16,712,000
    69,000     Precision Castparts Corporation.....................    7,043,520
   350,000     Roper Industries, Inc...............................   20,804,000
                                                                    ------------
                                                                      78,846,828
                                                                    ------------
             Retailing 1.4%
    28,751     AeroGroup International, Inc. (a)(c)(d).............      690,024
   200,000     Walgreen Co.........................................    7,618,000
                                                                    ------------
                                                                       8,308,024
                                                                    ------------
                Total Portfolio Securities
                   (cost $266,078,613).............................  575,518,764

             SHORT-TERM INVESTMENTS 6.0%
             Commercial Paper 2.7%
 2,084,000   American Express Credit Corp. 2.81% due 4/9/08........    2,082,703
14,734,000   General Electric Capital Corp. 2.17% - 2.81%
                due 4/9/08 - 5/7/08................................   14,707,959
                                                                    ------------
                                                                      16,790,662
                                                                    ------------
             U.S. Treasury Bills 3.3%
20,048,000   U.S. Treasury Bills 1.0488% - 3.0733%
                due 4/3/08 - 5/22/08...............................   19,994,656
                                                                    ------------

                Total Short-Term Investments
                  (cost $36,785,318)...............................   36,785,318
                                                                    ------------

                Total Investments (cost $302,863,931) (96.4%)......  612,304,082
                  (cost $242,296,470)(100.0%)   361,797,954
                Cash, receivables and other assets
                  less liabilities (3.6%)..........................      134,303
                                                                    ------------
                Net Assets (100%).................................. $612,438,385
                                                                    ============

(a)   Non-dividend paying.

(b)   Affiliate as defined in the Investment Company Act of 1940.

(c)   Valued at estimated fair value.

(d)   Restricted security. See footnote 2.

               See accompanying notes to statement of investments.

                         CENTRAL SECURITIES CORPORATION
                        NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation - Securities are valued at the last sale price or, if unavailable, at the closing bid price. Corporate discount notes are valued at amortized cost, which approximates value. Securities for which no ready market exists are valued at estimated fair value by the Board of Directors.

As of March 31, 2008, the tax cost of investments was $302,863,931. Net unrealized appreciation was $309,440,151 consisting of gross unrealized appreciation and gross unrealized depreciation of $323,084,866 and $13,644,715, respectively.

2. Restricted Securities - The Corporation has from time to time invested in securities the resale of which is restricted. On March 31, 2008, such investments had an aggregate value of $140,690,024, which was equal to 23.0% of the Corporation's net assets. Investments in restricted securities at March 31, 2008 were:

Company                              Shares               Security               Date Purchased    Cost
-------                              ------               --------               --------------    ----
AeroGroup International, Inc.         28,751         Common Stock                     6/14/05      $17,200
The Plymouth Rock Company, Inc.       60,000         Class A Common Stock            12/15/82    1,500,000
The Plymouth Rock Company, Inc.       10,000         Class A Common Stock              6/9/84      699,986

The Corporation does not have the right to demand registration of the restricted securities.

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By:     /s/ Wilmot H. Kidd
   -----------------------------
             President

Date: April 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Wilmot H. Kidd
   -----------------------------
            President

Date: April 25, 2008

By:   /s/ Charles N. Edgerton
   -----------------------------
   Vice President and Treasurer

Date: April 25, 2008